Commitments and Contingencies (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax Matters
Loss Contingencies [Line Items]
Lodging taxes payable	$ 17,900,000	$ 11,100,000	$ 9,100,000
Estimated taxes, including estimated penalties and interest	11,600,000	13,100,000	$ 7,600,000
Homeowner Protection Coverage
Loss Contingencies [Line Items]
Maximum coverage per occurrence for liability arising from bodily injury or property damage suffered by a guest or a guest's invitees at a vacation rental property	1,000,000.0	1,000,000.0
Maximum coverage per occurrence for damage to contents	25,000	25,000
Bedbug Protection
Loss Contingencies [Line Items]
Maximum coverage per occurrence for damage to contents	$ 15,000	$ 15,000